Impairment of Goodwill and IPR&D from Acquisition - Additional Information (Details) ¥ in Thousands				12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Goodwill impaired	$ 0			$ 16,124,000	$ 0
Goodwill impairment loss				15,686,000	$ 0	$ 0
IPR&D
Business Combination [Line Items]
Impairment of indefinite-lived intangible assets	$ 0			$ 49,820,000
Impairment of Intangible Asset Indefinite Lived Excluding Goodwill Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed [Flag]				true
Sinovac Chengdu
Business Combination [Line Items]
Cash consideration		$ 122,889,000	¥ 897,000
Business combination acquired percentage				100.00%
Date of acquisition		Sep. 24, 2024	Sep. 24, 2024